FAIR VALUE MEASUREMENTS - Schedule of Changes in the Fair Value (Details) - USD ($)		3 Months Ended			6 Months Ended	9 Months Ended
	Mar. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2025
Forward Contracts
FAIR VALUE MEASUREMENTS
Fair value	$ 893,425	$ 1,057,124	$ 669,732
Change in fair value	(223,693)	(1,057,124)	387,392
Fair value	$ 669,732		$ 1,057,124
HCM II ACQUISITION CORP
FAIR VALUE MEASUREMENTS
Change in fair value		1,057,124				$ 893,425
Fair value		$ 0				$ 0